Accumulated retained earnings - Reserve breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reserve breakdown
Revaluation reserve Royal Decree-Law 7/1996	€ 0	€ 0	€ 0
Reserves of subsidiaries	47,601	43,449	39,522
Equity Investments
Reserve breakdown
Restricted reserves	2,460	2,595	2,580
Legal reserve	1,734	1,662	1,624
Own shares	672	879	902
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	11	11	11
Unrestricted reserves	10,422	10,664	12,099
Voluntary reserves	6,128	4,603	5,737
Consolidation reserves attributable to the Bank	4,294	6,061	6,362
Reserves of subsidiaries	47,601	43,449	39,522
Reserves of entities accounted for using the equity method	1,504	1,210	972
Accumulated retained earnings and other reserves	€ 61,987	€ 57,918	€ 55,173